Financial instruments	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 17 - Financial instruments
Fair value disclosure for financial instruments measured at amortized cost
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amount of these financial assets and liabilities approximate their fair value.

	As of December 31, 2025		As of December 31, 2024[1]
	Current	Non-Current	Current	Non-Current
Financial assets
Cash and cash equivalents	1,159,300	—	739,237	—
Trade receivables and other receivables	341,881	—	233,088	—
Restricted deposits[2]	19,188	38,934	—	31,011
Other financial assets[3]	49,079	14,340	12,013	5,917
Total financial assets measured at amortized cost	1,569,448	53,274	984,338	36,928
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	(2,657,839)	(2,281,062)
Trade payables	(1,107,162)	—	(893,914)	—
Accrued expenses[4]	(424,152)	—	(519,384)	—
Refund liabilities[5]	(167,642)	(30,875)	(100,844)	(52,287)
Lease liabilities	(37,210)	(93,514)	(30,922)	(104,349)
Liabilities related to repurchase commitments[5]	(124,633)	(722)	(106,401)	(11,017)
Advance payments from customers	(16,062)	—	(17,344)	—
Other financial liabilities[5]	(11,582)	—	(150,143)	(8,094)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,624,341)	(4,476,791)	(2,456,809)
1 - Certain figures and descriptions from 2024 were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - Restricted deposits comprise amounts held as collateral under banking and regulatory arrangements. These balances primarily secure residual value obligations in connection with vehicle lease programs and bank guarantees issued in favor of customs and environmental authorities, and are not available for general use until the related obligations are settled or the guarantees are released. For further details, see Note 20 - Other assets.
3 - Amounts are being presented in Note 20 - Other assets. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
4 - Amounts presented in Note 24 - Accrued expenses. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
5 - Amounts are being presented Note 25 - Other liabilities. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
Total interest income arising on financial assets measured at amortized cost related to cash and cash equivalents and, for the years ended December 31, 2025, 2024, and 2023, amounted to $7,640, $21,093, and $32,280, respectively. Total interest expense arising on financial liabilities measured at amortized cost related mainly to loans and borrowings, lease liabilities, trade payables and other financing and obligations including related parties and, for the years ended December 31, 2025, 2024 and 2023, amounted to $375,226, $335,412 and $205,677, respectively.
The following table shows the maturities for the Group's non-derivative financial assets and liabilities as of December 31, 2025 and 2024:

	As of December 31, 2025
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	1,159,300	—	—	1,159,300
Trade receivables and other receivables	341,881	—	—	341,881
Restricted deposits	19,188	38,934	—	58,122
Other financial assets	49,079	11,482	2,858	63,419
Total financial assets measured at amortized cost	1,569,448	50,416	2,858	1,622,722
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	—	(6,359,905)
Trade payables	(1,107,162)	—	—	(1,107,162)
Accrued expenses	(424,152)	—	—	(424,152)
Refund liabilities	(167,642)	(30,875)	—	(198,517)
Lease liabilities	(37,210)	(67,621)	(25,893)	(130,724)
Liabilities related to repurchase commitments	(124,633)	(722)	—	(125,355)
Advance payments from customers	(16,062)	—	—	(16,062)
Other financial liabilities	(11,582)	—	—	(11,582)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,598,448)	(25,893)	(8,373,459)

	As of December 31, 2024[1]
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	739,237	—	—	739,237
Trade receivables and other receivables	233,088	—	—	233,088
Restricted deposits	—	31,011	—	31,011
Other financial assets	12,013	3,659	2,258	17,930
Total financial assets measured at amortized cost	984,338	34,670	2,258	1,021,266

Financial liabilities
Loans and borrowings	(2,657,839)	(2,273,647)	(7,415)	(4,938,901)
Trade payables	(893,914)	—	—	(893,914)
Accrued expenses	(519,384)	—	—	(519,384)
Refund liabilities	(100,844)	(52,287)	—	(153,131)
Lease liabilities	(30,922)	(53,488)	(50,861)	(135,271)
Liabilities related to repurchase commitments	(106,401)	(11,017)	—	(117,418)
Advance payments from customers	(17,344)	—	—	(17,344)
Other financial liabilities	(150,143)	(8,094)	—	(158,237)
Total financial liabilities measured at amortized cost	(4,476,791)	(2,398,533)	(58,276)	(6,933,600)
1 - Certain figures and descriptions from 2024 were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
Fair value disclosure for financial instruments measured through profit and loss
Polestar's material financial instruments measured at FVTPL are its derivative financial liabilities for the Class C Shares and Earn-out rights. For the years ended December 31, 2025, 2024, and 2023, Polestar recognized $23,391, $129,124 and $465,168 in gains for these financial instruments measured at FVTPL, respectively.
The following table shows the carrying amounts of financial liabilities measured at FVTPL on a recurring basis.

	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
As of December 31, 2025				—
Earn-out rights	—	—	3,579	3,579
Class C-1 Shares	4,353	—	—	4,353
Class C-2 Shares	—	955	—	955
Total	4,353	955	3,579	8,887
As of December 31, 2024
Earn-out rights	—	—	28,778	28,778
Class C-1 Shares	2,870	—	—	2,870
Class C-2 Shares	—	630	—	630
Total	2,870	630	28,778	32,278
Maturities are not provided for the Group's derivative liabilities related to the Class C Shares and the Earn-out rights that were assumed as part of the merger with Gores Guggenheim, Inc. ("GGI") on June 23, 2022. The derivative liabilities related to the Class C Shares can be either cash or equity settled, depending on certain circumstances that may occur in the future. The derivative liability related to the Earn-out rights can only be equity settled and therefore will not have a cash flow impact on the Group.
There were no transfers between Level 1 and Level 2 or between Level 2 and Level 3 in the years ended December 31, 2025 and 2024.
Class C Shares
On the Closing of the Business Combination Agreement ("BCA") in 2022, Public Warrants and Private Warrants in GGI that were issued and are outstanding immediately prior to the Closing were exchanged for Class C-1 Shares and Class C-2 Shares in Parent.
Under IAS 32, the Class C Shares failed to meet the definition of equity because they could result in the issuance of a variable number of Class A Shares in the Parent in the case of a cashless basis exercise. Additionally, in the case of a redemption or conversion, the Group would be required to either pay cash or issue a variable number of shares to the holders of the Class C Shares. Instead, the Class C Shares meet the definition of derivative liabilities that are carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date.
The Class C-1 Shares are publicly traded on the Nasdaq (i.e., Level 1 input). The Class C-2 Shares are not publicly traded and require a Level 2 valuation approach, based on the publicly traded price of the Class C-1 shares.
The table that follows shows the changes in the fair value of the Class C Shares in the periods presented:

	Class C-1 Shares	Class C-2 Shares
As of January 1, 2024	4,920	1,080
Change in fair value measurement	(2,050)	(450)
As of December 31, 2024	2,870	630
Class C-2 Shares converted to Class C-1 Shares	—	—
Change in fair value measurement	1,483	325
As of December 31, 2025	4,353	955
Earn-out rights
On the Closing of the BCA, the Former Parent was issued a contingent right to receive earn-outs of up to 802,621 Class A Shares and 4,469,966 Class B Shares in Parent, issuable in five tranches that each comprise 160,524 Class A Shares and 893,993 Class B Shares in Parent (all share quantities are adjusted for the ADS Ratio Change dated December 9, 2025). Each tranche is issuable once the daily volume weighted average price of Class A Shares in Parent meets specific price hurdles for 20 trading days out of any 30 day trading period beginning after December 23, 2022 and ending on December 23, 2028.
If the daily volume weighted average price of Class A Shares in Parent triggers a higher price tranche prior to triggering a lower price tranche, all tranches below the tranche triggered are also triggered for (e.g., if tranche 5 is triggered, tranches 1 through 4 are also triggered). Additionally, in the event there is a change of control of the Group (i.e., there is a change in greater than 50% equity ownership of the Group) all five tranches are automatically triggered for issuance. The Former Parent's contingent right to the earn-out tranches that are not triggered for issuance by December 23, 2028 will expire immediately.
Under IAS 32 the contingent Earn-out rights failed to meet the definition of equity because it could result in the issuance of a variable number of Class A Shares and Class B Shares in Parent and the triggering events are subject to price hurdles (i.e., a market condition) that are outside of the control of the Group. Instead, it meets definition of a derivative liability that is carried at fair value with subsequent changes in fair value recognized in Profit or Loss at each reporting date, therefore, the contingent Earn-out rights require a valuation approach leveraging Level 3 inputs. Refer to Note 2 - Material accounting policies and use of significant judgements and estimates for further details on the valuation methodology utilized to determine the fair value of the Earn-out rights.
The following table presents the variables considered in the Monte Carlo valuation and the earn-out fair value:

	As of December 31,
	2025	2024
Number of earn-out tranches[1]	5	5
Term in years	1.98	2.98
Volatility	90%	85%
Risk-free rate	3.4%	4.0%
1 - The daily volume weighted average price per share of Class A Shares in Parent that is required to trigger each tranche is $390.0 for tranche 1, $465.0 for tranche 2, $540.0 for tranche 3, $615.0 for tranche 4 and $690.0 for tranche 5. This price threshold has been adjusted for ADS Ratio Change dated December 9, 2025.
The volatility represents the most significant unobservable input utilized in this Level 3 valuation technique. Refer to Note 3 - Financial risk management for the analysis of the increase/decrease in the volatility and the impact they would result in its fair value.
The table that follows shows the changes in the fair value of the Earn-out rights in the periods presented:

Earn-out rights
As of January 1, 2024	155,402
Change in fair value measurement	(126,624)
As of December 31, 2024	28,778
Change in fair value measurement	(25,199)
As of December 31, 2025	3,579